Employee Benefits	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Employee Benefits

Note 17. Employee Benefits

The Company has various labor liabilities for employee benefits in connection with pension, seniority and post-retirement medical benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.

17.1 Assumptions

The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations.

Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

	December 31,	December 31,	December 31,
Mexico	2020	2019	2018
Financial:
Discount rate used to calculate the defined benefit obligation	7.20%	7.50%	9.40%
Salary increase	4.50%	4.50%	4.60%
Future pension increases	3.50%	3.50%	3.60%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS‑97	IMSS‑97	IMSS‑97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:

(1)	EMSSA. Mexican Experience of social security.
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)	BMAR. Actuary experience.

In Mexico, the methodology used to determine the discount rate was the Yield or Internal Rate of Return (IRR) which involves a yield curve. In this case, the expected rates for each period were taken from a yield curve of Mexican Federal Government Treasury Bonds (known as CETES in Mexico) because there is no deep market in high quality corporate obligations in Mexican pesos.

In Mexico upon retirement, the Company purchases an annuity for the employee, which will be paid according to the option chosen by the employee.

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and				Post-Retirement
	Retirement		Seniority		Medical
	Plans		Premiums		Services		Total
2021	Ps.	702	Ps.	198	Ps.	26	Ps.	926
2022		335		168		28		531
2023		384		168		29		581
2024		398		170		31		599
2025		496		176		33		705
2026 to 2030		3,118		791		199		4,108

17.2 Balances of the liabilities for employee benefits

	December 31,		December 31,
	2020		2019
Pension and Retirement Plans:
Defined benefit obligation	Ps.	7,679	Ps.	7,193
Pension plan funds at fair value		(2,788)		(2,678)
Net defined benefit liability	Ps.	4,891	Ps.	4,515
Seniority Premiums:
Defined benefit obligation	Ps.	1,763	Ps.	1,237
Seniority premium plan funds at fair value		(137)		(127)
Net defined benefit liability	Ps.	1,626	Ps.	1,110
Postretirement Medical Services:
Defined benefit obligation	Ps.	812	Ps.	797
Medical services funds at fair value		(76)		(75)
Net defined benefit liability	Ps.	736	Ps.	722
Total Employee Benefits	Ps.	7,253	Ps.	6,347

17.3 Trust assets

Trust assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	December 31,	December 31,
	2020	2019
Fixed return:
Traded securities	27%	9%
Bank instruments	9%	23%
Federal government instruments of the respective countries	29%	33%
Variable return:
Publicly traded shares	35%	35%
	100%	100%

In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.

In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in Federal Government securities among others.

The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and supervise the trustee. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. This technical committee is also responsible for verifying the correct operation of the plans in all of the countries in which the Company has these benefits.

The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan so as to invest in assets whose expected return coincides with the estimated future payments.

Since the Mexican Tax Law limits the plan’s asset investment to 10% for related parties, this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.

In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.

In Mexico, the amounts and types of securities of the Company in related parties included in portfolio fund are as follows:

	December 31,		December 31,
	2020		2019
Debt:
El Puerto de Liverpool, S.A.B. de C.V.	Ps.	30	Ps.	30
Grupo Industrial Bimbo, S.A.B. de C. V.		5		31
BBVA Bancomer, S.A de C.V.		10		20
Grupo Financiero Banorte, S.A.B. de C.V.		—		8
Grupo Financiero Scotiabank Inverlat, S.A. de C.V.		10		10

Equity:
CEMEX, S.A.B. de C.V.		8		12
Grupo Financiero Banorte, S.A.B. de C.V.		8		1
Alfa, S.A.B. de C.V.		3		6
El Puerto de Liverpool, S.A.B. de C.V.		—		2
Grupo Aeroportuario del Suereste, S.A.B. de C.V.		2		—
Others		4		3

For the years ended December 31, 2020 and 2019, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during the following fiscal year. There are no restrictions placed on the trustee’s ability to sell those securities. As of December 31, 2020 and 2019, the plan assets did not include securities of the Company in portfolio funds.

17.4 Amounts recognized in the consolidated income statements and the consolidated statement of comprehensive income

	Income Statement								AOCI (1)
					Gain or		Net Interest on
					Loss on		the Net Defined		Remeasurements
	Current		Past Service		Settlement or		Benefit		of the Net Defined
December 31, 2020	Service Cost		Cost		Curtailment		Liability		Benefit Liability
Pension and retirement plans	Ps.	372	Ps.	73	Ps.	—	Ps.	305	Ps.	2,024
Seniority premiums		239		—		—		91		483
Postretirement medical services		44		—		—		54		342
Total	Ps.	656	Ps.	73	Ps.	—	Ps.	450	Ps.	2,849
December 31, 2019
Pension and retirement plans	Ps.	279	Ps.	(45)	Ps.	2	Ps.	290	Ps.	1,608
Seniority premiums		139		161		—		57		162
Postretirement medical services		15		—		—		32		396
Total	Ps.	433	Ps.	116	Ps.	2	Ps.	379	Ps.	2,166

					Gain or		Net Interest on
					Loss on		the Net Defined		Remeasurements
	Current		Past Service		Settlement or		Benefit		of the Net Defined
December 31, 2018	Service Cost		Cost		Curtailment		Liability		Benefit Liability
Pension and retirement plans	Ps.	318	Ps.	—	Ps.	(5)	Ps.	304	Ps.	668
Seniority premiums		125		—		(8)		49		(63)
Postretirement medical services		25		—		(1)		34		41
Total	Ps.	468	Ps.	—	Ps.	(14)	Ps.	387	Ps.	646
(1)	Amounts accumulated in other comprehensive income as of the end of the period.

For the years ended December 31, 2020,  2019 and 2018, labor costs of Ps. 728, Ps. 433  and Ps. 468 have been included in the consolidated income statements in costs of goods sold, administrative expenses and selling expenses.

Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31,		December 31,		December 31,
	2020		2019		2018
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	1,624	Ps.	475	Ps.	892

Actuarial (gains) arising from exchange rates		(6)		(30)		(21)
Remeasurements during the year, net of tax		312		100		221
Actuarial losses and (gains) arising from changes in financial assumptions		139		1,071		(617)
Actuarial losses and (gains) arising from changes in demographic assumptions		27		—		—
Effect on settlement		3		8		—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	2,099	Ps.	1,624	Ps.	475

Remeasurements of the net defined benefit liability include the following:

•	The return on plan assets, excluding amounts included in net interest expense.
•	Actuarial gains and losses arising from changes in demographic assumptions.
•	Actuarial gains and losses arising from changes in financial assumptions.

17.5 Changes in the balance of the defined benefit obligation for post-employment

	December 31,		December 31,		December 31,
	2020		2019		2018
Pension and Retirement Plans:
Initial balance	Ps.	7,193	Ps.	6,189	Ps.	7,370
Current service cost		372		279		318
Past service (credit) cost		73		(45)		—
Interest expense		506		530		484
Settlement / Curtailment		—		2		(5)
Remeasurements of the net defined benefit obligation		326		859		(740)
Foreign exchange loss (gain)		37		(69)		(86)
Benefits paid		(828)		(582)		(450)
(Derecognition) acquisitions		—		30		(702)
Ending balance	Ps.	7,679	Ps.	7,193	Ps.	6,189
Seniority Premiums:
Initial balance	Ps.	1,237	Ps.	772	Ps.	783
Current service cost		239		139		125
Past service cost		—		161		—
Interest expense		101		68		57
Settlement		13		—		(8)
Remeasurements of the net defined benefit obligation		309		230		(115)
Benefits paid		(136)		(133)		(77)
Acquisitions		—		—		7
Ending balance	Ps.	1,763	Ps.	1,237	Ps.	772
Postretirement Medical Services:
Initial balance	Ps.	797	Ps.	418	Ps.	524
Current service cost		44		15		25
Interest expense		61		38		39
Curtailment / Settlement		—		—		(1)
Remeasurements of the net defined benefit obligation		(59)		356		(143)
Benefits paid		(31)		(30)		(26)
Ending balance	Ps.	812	Ps.	797	Ps.	418

17.6 Changes in the balance of plan assets

	December 31,		December 31,		December 31,
	2020		2019		2018
Total Plan Assets:
Initial balance	Ps.	2,880	Ps.	2,680	Ps.	3,304
Actual return on trust assets		113		174		47
Foreign exchange loss (gain)		3		2		(1)
Life annuities		5		24		35
Benefits paid		—		—		(1)
(Derecognition) acquisitions		—		—		(704)
Ending balance	Ps.	3,001	Ps.	2,880	Ps.	2,680

As a result of the Company’s investments in life annuities plan, management does not expect it will need to make material contributions to plan assets in order to meet its future obligations.

17.7 Variation in assumptions

The Company decided that the relevant actuarial assumptions that are subject to sensitivity and valuated through the projected unit credit method, are the discount rate, the salary increase rate and healthcare cost increase rate. The reasons for choosing these assumptions are as follows:

•	Discount rate: The rate that determines the value of the obligations over time.
•	Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.
•	Healthcare cost increase rate: The rate that considers the trends of health care costs which implies an impact on the postretirement medical service obligations and the cost for the year.

The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on a projected long-term discount rates for Mexico and a yield curve projection of long-term Mexican government bonds - CETES:

+1%:	Income Statement						OCI(1)
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	400	Ps.	—	Ps.	237	Ps.	1,784
Seniority premiums		223		—		80		432
Postretirement medical services		40		—		47		290
Total	Ps.	663	Ps.	—	Ps.	364	Ps.	2,506

Expected salary increase
Pension and retirement plans	Ps.	466	Ps.	—	Ps.	339	Ps.	1,984
Seniority premiums		241		—		93		514
Seniority premiums		44		—		54		342
Total	Ps.	751	Ps.	—	Ps.	486	Ps.	2,840

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	52	Ps.	—	Ps.	64	Ps.	375

-1%:
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	458	Ps.	—	Ps.	366	Ps.	2,025
Seniority premiums		257		—		99		521
Postretirement medical services		50		—		62		364
Total	Ps.	765	Ps.	—	Ps.	527	Ps.	2,910

Expected salary increase
Pension and retirement plans	Ps.	396	Ps.	—	Ps.	265	Ps.	1,820
Seniority premiums		235		—		90		432
Total	Ps.	631	Ps.	—	Ps.	355	Ps.	2,252

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	38	Ps.	—	Ps.	45	Ps.	276
(1)	Amounts accumulated in other comprehensive income as of the end of the period.

17.8 Employee benefits expense

For the years ended December 31, 2020,  2019 and 2018, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2020		2019		2018
Wages and salaries	Ps.	68,312	Ps.	64,776	Ps.	58,745
Social security costs		11,595		11,494		10,486
Employee profit sharing		1,112		1,205		1,294
Post-employment benefits		1,002		795		842
Share-based payments		575		200		405
Termination benefits		201		169		132
	Ps.	82,797	Ps.	78,639	Ps.	71,904